Expense Example {- Fidelity Advisor Freedom® 2035 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-10 - Fidelity Advisor Freedom® 2035 Fund - Class Z6	Jul. 15, 2022 USD ($)
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	$ 604